8. Hybrid Debt Instrument (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	Jul. 01, 2015
Company stock price	$ 16.83		$ 10.23
Warrants [Member]
Risk-free interest rate	1.03%	0.96%
July 1, 2015 [Member] | Hybrid Debt Instrument [Member]
Company stock price				$ 7.26
Expected volatility	115.00%
Risk-free interest rate	0.28%
December 31, 2015 [Member] | Hybrid Debt Instrument [Member]
Company stock price	$ 16.83
Expected volatility	105.00%
Risk-free interest rate	0.65%